UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21985

Hatteras Multi-Strategy TEI Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

 (Address of principal executive offices) (Zip code)

David B. Perkins, CEO
Hatteras Investment Partners, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh NC 27615

 (Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007- June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

IN ADDITION TO THE PORTFOLIO SECURITY VOTING SHOWN BELOW, PLEASE REFER TO THE FORM N-PX OF HATTERAS MASTER FUND, L.P. CIK NO. 0001307689, FILE NO. 811-21666, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2008.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Money Market Obligations Trust - Prime Obligations Fund	POIXX	60934N203	2-JUNE 2008	Proposal I: To approve or disapprove amending the Fund’s fundamental investment limitation regarding concentration of investments.	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Hatteras Multi-Strategy TEI Institutional Fund, L.P.

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, CEO

Date   August 26, 2008